Statements Of Changes In Shareholders' Equity (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash dividends, per share	$ 0.08	$ 0.08	$ 0.6
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash dividends, per share	$ 0.08	$ 0.08	$ 0.28